GS Mortgage-Backed Securities Trust 2022-RPL4 ABS-15G

Exhibit 99.1 - Schedule 5

Redacted ID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
391000914	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact was established XX/XX/XXXX - XX/XX/XXXX.  On XX/XX/XXXX the borrower advised was closing bank account and requested new ACH form.  On XX/XX/XXXX the borrower indicated there had been fraud on their bank account and it caused mortgage payment being returned for insufficient funds; borrower requested certified funds requirement be removed so they can set up recurring ACH payments from a new account.  On XX/XX/XXXX borrower called again about certified funds requirement.  On XX/XX/XXXX the borrower was advised an escrow refund check was sent but due to a system error a stop payment was placed; servicer indicated a new check would be issued.  On XX/XX/XXXX the borrower stated would make payment online  On XX/XX/XXXX the borrower authorized a payment.  No further contact was noted.  The loan is in good standing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	03/18/2022
391000912	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower requesting amortization schedule. On XX/XX/XXXX, borrower contacted promised to pay on XX/XX/XXXX and requested all docs to mortgage. On XX/XX/XXXX, borrower advised payment made.  On XX/XX/XXXX, borrower provided XXX information for payment. On XX/XX/XXXX, borrower advised payment pulled from bank account. Rep advised payment returned due to NSF. Borrower will contact bank. On XX/XX/XXXX, borrower stated bank notified Selene that check was returned for XXX however it drafted from bank account. Borrower will send copy of bank statement and letter. On XX/XX/XXXX, borrower called to advise payment cleared. Rep advised need more transactions from beginning to end.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/27/2022
391000807	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX the borrower called to report a damage claim was filed. On XX/XX/XXXX and XX/XX/XXXX the borrower called for status of the claim check and was advised it had been mailed. On XX/XX/XXXX the borrower called to follow up on the status of the depreciation check. On XX/XX/XXXX the borrower called to make a promise to pay. There was no further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A claim for XXX damages incurred on XX/XX/XXXX totaling $X.XX was closed as of XX/XX/XXXX as all funds were released to the borrower under the endorse and release claim. There is no evidence that repairs were started or inswpected.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/13/2022
391000795	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower scheduled a payment by phone. On XX/XX/XXXX, the borrower scheduled a payment by phone. On XX/XX/XXXX, the borrower scheduled a payment by phone. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/04/2022
391000775	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to confirm grace period date on account. Servicer advised grace period ends on XXth of month. Borrower called XX/XX/XXXX to dispute fees on account. Issue was resolved. Borrower called XX/XX/XXXX and stated will make payment by XX/XX/XXXX. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/10/2022
391000763	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower inquired on the checking account information and made a payment for XX/XX/XXXX. On XX/XX/XXXX, the borrower requested assistance with online locked account and made a payment. On XX/XX/XXXX, discussed pending payment for XX/XX/XXXX. On XX/XX/XXXX, discussed payment and requested for the payment on XX/XX/XXXX to be deleted. On XX/XX/XXXX, the borrower scheduled a payment for XX/XX/XXXX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/05/2022
391000744	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called to schedule the XX/XX/XXXX payment. On XX/XX/XXXX borrower made a payment. On XX/XX/XXXX borrower made a payment in amount of $X.XX. On XX/XX/XXXX servicer advised borrower next due date is XX/XX/XXXX. On XX/XX/XXXX borrower advised she is not late due to the XX day grace period and advised do not call the house after 8. On XX/XX/XXXX borrower advised they have not made a payment due to financial hardship and will make it at the end of the month. On XX/XX/XXXX borrower advised can only pay at the end of the month and she advised she has told the servicer same thing each month. No further contact. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/25/2022
391000653	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact was established XX/XX/XXXX - XX/XX/XXXX.  On XX/XX/XXXX the borrower inquired about payment increase; agent explained escrow shortage.  On XX/XX/XXXX the borrower advised would make payment online.  On XX/XX/XXXX the borrower called with an unspecified account problem.  No further contact was noted.  The loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/10/2022
391000580	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower called in to inquire about a $X.XX charge on their account. On XX/XX/XXXX, the borrower called in to confirm their most recent payment posted. On XX/XX/XXXX, the borrower initiated a verbal payment dispute against the Servicer. On XX/XX/XXXX, the borrower called to speak with the tax department. On XX/XX/XXXX, the borrower inquired about late charges and requested a 1098 statement. On XX/XX/XXXX, the borrower made a payment by phone. On XX/XX/XXXX, the borrower inquired on the status of their 1098 statement request. On XX/XX/XXXX, the borrower requested a late fee be waived. On XX/XX/XXXX, the borrower inquired about the principal balance of their loan. On XX/XX/XXXX, the borrower inquired about a change of address letter they received. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/05/2022
391000568	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX the borrower called to authorize their spouse and inquired about a letter that was received. On XX/XX/XXXX and XX/XX/XXXX the borrower called to discuss the damage claim letter and advised no claim was filed. On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX the borrower called to inquire about a letter. There was no further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  During a call on XX/XX/XXXX the borrower advised of a claim for XXX damage dating back XX years. The commentary provided does not reflect that a claim was ever filed, the damage details or if repairs were started, and the servicer closed their file on XX/XX/XXXX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/03/2022
391000558	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower verbally disputed the delinquency on the account and requested a payment history. On XX/XX/XXXX an agent went over the new payment increase that was caused by an escrow change and discussed the account status. The agent informed the borrower that if they would like to proceed with the trial modification that the documents need to be sent in.  On XX/XX/XXXX the borrower called to confirm the email address to send the loss mitigation documents. On XX/XX/XXXX & XX/XX/XXXX an agent contacted the borrower to advise that the next trial payment is due on XX/XX/XXXX.  On XX/XX/XXXX the borrower called to confirm that the trial payment was received. The agent confirmed receipt. On XX/XX/XXXX & XX/XX/XXXX the borrower stated that the payment for XXX was not taken out of their account. The agent advised that the payment was short and the borrower made a promise to mail the remainder of the payment. On XX/XX/XXXX an agent informed the borrower of the trial modification and the borrower verbally disputed the delinquency on the account. The agent informed the borrower that they are past due for XX months and once the trial modification is complete then the account will be current. On XX/XX/XXXX an agent contacted the borrower to collect the second trial modification payment and the borrower was having phone connection problems and the call was disconnected. The reason for default was due to being impacted by covid19. There was no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX an agent called to collect the XXX payment. The borrower stated that they get paid in the middle of each month and will mail in the payment. There was no further communication with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/13/2022
391000495	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called to have tax documents emailed. On XX/XX/XXXX borrower called to make a payment. On XX/XX/XXXX authorized 3rd party called to make a payment. On XX/XX/XXXX authorized 3rd party called to make a payment. On XX/XX/XXXX borrower called and wanted to know why the payment went up. Servicer advised due to escrow shortage. On XX/XX/XXXX borrower called regarding escrow shortage payment. On XX/XX/XXXX authorized 3rd party called to make a payment. No further contact. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/06/2022
391000454	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower discussed account and automated payments for future payments. On XX/XX/XXXX, the borrower discussed payment and was advised of next payment isn't due until XXX. On XX/XX/XXXX, discussed payment and was advised loan is current. Borrower also discussed force-placed insurance. On XX/XX/XXXX, the borrower was advised to send in proof of insurance. On XX/XX/XXXX, the borrower discussed automated payments and was advised of next draft scheduled for XX/XX/XXXX. Borrower advised of still working on lender-placed insurance. On XX/XX/XXXX, the borrower called to place a claim on insurance for XXX. On XX/XX/XXXX, the borrower wanted to verify insurance claim. On XX/XX/XXXX, final disbursement was requested for claim. Borrower requested information on claim. Claim number was provided to the borrower. Claim was closed on XX/XX/XXXX and all funds were endorsed and released. on XX/XX/XXXX, the borrower requested information on servicer website. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	04/08/2022
391000425	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower advised will call back later and will have some documents soon stating the property is hers. On XX/XX/XXXX borrower advised will add money into bank today. No further contact. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/05/2022
391000297	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX, On XX/XX/XXXX authorized third party attorney for borrower called in for modification update.  The agent advised modification approved as of XX/XX/XXXX and offer will go out tomorrow. On XX/XX/XXXX authorized party called in and requested copy of loss mitigation agreement to be emailed. On XX/XX/XXXX authorized third party called in for status of the XX/XX/XXXX payment and agent advised it cleared on their end. Comment on XX/XX/XXXX loan modification completed and system changes completed. On XX/XX/XXXX borrower called in and agent advised not able to discuss as represented by attorney. There has been no further contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments reflect a discharged bankruptcy. However, the chapter filed, filing date, case number, and discharge date not located.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	02/01/2022
391000288	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower scheduled a payment by phone. On XX/XX/XXXX, the borrower scheduled a payment by phone. On XX/XX/XXXX, the borrower called in to inquire about their loan’s status. On XX/XX/XXXX, the borrower initiated a credit reporting dispute, claiming they were only behind by XX payments. On XX/XX/XXXX, the borrower called in to discuss their credit report dispute. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower scheduled a payment by phone. On XX/XX/XXXX, the borrower called in to discuss their credit reporting dispute. On XX/XX/XXXX, the borrower was advised to submit proof of payments to resolve the dispute. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower requested a payment history. On XX/XX/XXXX, the borrower called in to discuss their credit reporting dispute. On XX/XX/XXXX, the borrower scheduled a payment by phone. The credit reporting dispute was resolved on XX/XX/XXXX. On XX/XX/XXXX, the borrower made a payment by phone. On XX/XX/XXXX, the borrower made a payment by phone. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/10/2022
391000260	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX  The borrower set up a draft payment and stated they are trying to catch up. Informed of repayment. Borrower rejected plan. On XX/XX/XXXX advised the account is current. On XX/XX/XXXX the borrower called to replace the payment that was rejected. Borrower asked about the payment increase. Advised of change in escrow. On XX/XX/XXXX the borrower called to make a payment and unlock the online account. On XX/XX/XXXX the borrower called to make a payment and reset the online account. On XX/XX/XXXX the borrower called about the payment decrease and was educated about escrow. No further contact noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/11/2022
391000230	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, inbound call from borrower. Rep advised of trial mod final process and what to expect. On XX/XX/XXXX, outbound call follow up in regards to final mod docs. On XX/XX/XXXX rep advised borrower of Lenders Placed Insurance. On XX/XX/XXXX, outbound call to borrower to inquire if mod docs were signed. On XX/XX/XXXX loan mod docs received. On XX/XX/XXXX mod docs booked. On XX/XX/XXXX inbound call from borrower to request ACH. On XX/XX/XXXX, borrower called about credit report states have two mortgages on property. On XX/XX/XXXX inbound call from borrower stating credit report states have XX mortgages on loan.  Rep created task to have the credit dispute reviewed. On XX/XX/XXXX borrower called again about having two mortgages on credit report.  Rep sent another request to have researched. On XX/XX/XXXX rep advised borrower of task opened to review credit report dispute will follow up on XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/16/2022
391000202	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were 6 attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower promised to make a payment by XX/XX/XXXX. The borrower called in for the payment amount on XX/XX/XXXX. On XX/XX/XXXX, the borrower was given loss mitigation options and the borrower declined. The borrower cited the reason for default as curtailment of income due to Covid-19. On XX/XX/XXXX, the borrower called in about the payments that were returned for insufficient funds and was advised that the payments came back stating that the borrower’s account was not found. On XX/XX/XXXX, the borrower placed a payment dispute which has been resolved. On XX/XX/XXXX, the borrower promised to make a payment on XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to verify that the payment was received. On XX/XX/XXXX, the borrower called in to change the mailing address. The borrower made payments on XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/03/2022
391001353	3	[3] Legal action borrower and the co-op, the landlord, the resi community [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is evidence of litigation on the file.  Commentary from XX/XX/XXXX to XX/XX/XXXX refers to an active foreclosure action filed by XXX. There is no evidence of resolution as of the end of the review period.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: There were no attempts to contact the borrower due to the loan being current and all payments being made on time during the review period. The loan performed throughout the entire review period.	05/31/2022	05/19/2022
391001334	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower called to discuss monthly payments. On XX/XX/XXXX, the borrower discussed payments and being on automated payments. On XX/XX/XXXX, the borrower wanted to cancel automated payments due to closed bank account. On XX/XX/XXXX, the borrower processed a payment and advised of being impacted by pandemic. Borrower requested no assistance at this time. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower updated their banking information. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/25/2022
391001032	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX the borrower called to inquire about bi-weekly payments. There was no further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/27/2022
391001012	3	[3] There is evidence of property damage. [2] Property is located in a FEMA disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. The borrower made payments on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to get their insurance information. The borrower made payments on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, the borrower reported that there is XXX. The borrower was advised to contact the insurance company to see if a claim can be filed. No further details were provided and there is no evidence of completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by XXX for XXX declared on XX/XX/XXXX.	05/31/2022	05/13/2022
391000969	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the borrower called to inquire about refinance options. On XX/XX/XXXX the borrower called to advise they do not presently reside in the property but they are moving back in. On XX/XX/XXXX the borrower called to make a promise to pay the XXX payment, citing bank fraud had occurred. On XX/XX/XXXX the borrower called to make a promise to pay. On XX/XX/XXXX the borrower called to schedule a payment and declined a forbearance. On XX/XX/XXXX outbound contact was made with the borrower, who made a promise to pay. On XX/XX/XXXX the borrower called to advise that the payment had been mailed. On XX/XX/XXXX the borrower called with an authorized third party to discuss the insurance policy. On XX/XX/XXXX the borrower called to schedule a payment. On XX/XX/XXXX the borrower called to make a promise to pay. On XX/XX/XXXX the borrower called to discuss the escrow overage check. On XX/XX/XXXX the borrower called to make a promise to pay. On XX/XX/XXXX the borrower called to schedule a payment. On XX/XX/XXXX the borrower called to schedule a payment. There was no further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/24/2022
391000909	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called about possible payment being returned. On XX/XX/XXXX borrower called to stop payment. Servicer advised was too late to stop the payment. On XX/XX/XXXX borrower advised having bank issues and will call back with the payment. On XX/XX/XXXX borrower called advised gave wrong account information and payment will be returned. On XX/XX/XXXX borrower advised will make a payment before the grace period ends. On XX/XX/XXXX borrower called in and needs LPI. Servicer transferred the call to the insurance department. On XX/XX/XXXX borrower called to make a payment. No further contact. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/17/2022
391000886	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the borrower called to discuss the payment amount and stated that they made a payment on XX/XX/XXXX in the amount of $X.XX to cover the fees. On XX/XX/XXXX the borrower called to go over a letter they received regarding the $X.XX owed in other fees shown on the billing statement. There was no contact with the borrower from XX/XX/XXXX. On XX/XX/XXXX the borrower stated that they were not impacted by the pandemic and wanted to follow up on the missing payment dispute for the payment made on XX/XX/XXXX and XX/XX/XXXX. The agent went over the payment history and the dispute was resolved. There was no further communication with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/10/2022
391000874	3	[3] Property Damage - UTD - No evidence of resolution [2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called XX/XX/XXXX regarding bankruptcy on account. Servicer advised bankruptcy showing as discharged but not reaffirmed. Borrower called XX/XX/XXXX regarding insurance claim; stated insurance company will be sending large check to account. Borrower called XX/XX/XXXX regarding insurance claim. There is no information on type of claim or dollar amount of claim. No evidence claim funds were received or damages repaired. Property was in XXX disaster area on XX/XX/XXXX, no evidence of damages from this event. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Insurance claim with funds pending noted on XX/XX/XXXX. No evidence funds were received by servicer or repairs completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/27/2022
391000848	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called about XXX damage caused by XXX. Borrower will file an insurance claim but not filing with XXX. On XX/XX/XXXX the borrower called for the insurance department number. On XX/XX/XXXX the borrower called about how to process the claims check. Borrower will call back to schedule XXX payment. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Claim filed for XXX damage caused by XXX. No further claim or repair status noted.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/04/2022
391000677	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the borrower called to request assistance with resetting the online password and updating the email address. A payment was scheduled in the amount of $X.XX and the borrower made a promise to pay $X.XX on XX/XX/XXXX. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/20/2022
391000674	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX the borrower called to advise of XXX damage and inquired about coverage. On XX/XX/XXXX and XX/XX/XXXX the borrower called to confirm that the taxes were paid. On XX/XX/XXXX the borrower called to confirm the account status. On XX/XX/XXXX the borrower called to confirm that the taxes were paid. There was no further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  During a call on XX/XX/XXXX the borrower advised of XXX damage. The commentary provided does not reflect that a claim was ever filed, the damage details or if repairs were started.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/30/2022
391000601	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: Borrower was protected by bankruptcy through most of the review period. No contact or attempts to contact noted.	05/31/2022	05/08/2022
391000548	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called to speak with the loss drafts department about filing a claim. On XX/XX/XXXX the borrower called to discuss late fees and corporate advances. Borrower states they did not file for bankruptcy. Advised them to send in a written request to dispute charges and late fees from the prior servicer. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Borrower called on XX/XX/XXXX to speak with loss drafts about filing a claim. No further details provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/26/2022
391000470	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: There has been n contact with borrower. The loan was in chapter XX bankruptcy which was discharged XX/XX/XXXX and servicer has made one contact attempt on XX/XX/XXXX. The loan has been performing the last 12 months reviewed.	05/31/2022	05/20/2022
391000450	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact was established XX/XX/XXXX - XX/XX/XXXX.  On XX/XX/XXXX an authorized third party stated a bankruptcy case was discharged in XXX.  On XX/XX/XXXX authorized third party discussed account.  On XX/XX/XXXX the borrower stated account was reported to credit bureaus even though bankruptcy case was active from XXX until XXX of this year.  On XX/XX/XXXX the servicer determined account was reporting accurately.  On XX/XX/XXXX; servicer sent responses and no further communication received.  No other contact was noted.  The loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/17/2022
391000434	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower made a payment by phone. On XX/XX/XXXX, the borrower made a payment by phone. On XX/XX/XXXX, the borrower made a payment by phone. On XX/XX/XXXX, the borrower made a payment by phone and inquired about their account status. On XX/XX/XXXX, the borrower made a payment by phone. On XX/XX/XXXX, the borrower made a payment by phone. On XX/XX/XXXX, the borrower made a payment by phone. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	02/26/2022
391000366	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the borrower called to setup automated payments.  On XX/XX/XXXX, XX/XX/XXXX & XX/XX/XXXX the borrower called to make a payment in the amount of $X.XX. On XX/XX/XXXX the borrower called to make a payment in the amount of $X.XX. On XX/XX/XXXX the borrower called to make a payment in the amount of $X.XX. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/17/2022
391000317	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: There was no contact with borrower or attempts to contact borrower during review period. Chapter XX bankruptcy was discharged on XX/XX/XXXX. Loan is performing.	05/31/2022	03/17/2022
391000183	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX and XX/XX/XXXX the borrower made a principal only payment in the amount of $420.00. There was no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the borrower advised that their previous bank account was closed and the XX/XX/XXXX the borrower called to speak with a supervisor regarding the late payment fee and wanted to make a payment with their new checking account information.  The late fee was waived as a one time courtesy. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/19/2022
391000141	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact was made from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the borrower called to request an escrow history. On XX/XX/XXXX the borrower called to cancel ACH and discuss the taxes. On XX/XX/XXXX the borrower called to advise that the payment had been made. On XX/XX/XXXX the borrower called to advise the payment had been made. There was no further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The property is located in a XXX area for XXX as of XX/XX/XXXX; no damage was reported.	05/31/2022	05/09/2022
391000132	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX and requested copies of past statements. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/19/2022
391000130	3	[3] Property Damage - Fire - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in and made a one time payment in amount of $X.XX and set up auto pay to being XX/XX/XXXX in amount of $X.XX monthly. On XX/XX/XXXX borrower called in and stated XXX and was transferred to loss draft department to discuss open claim on home due to XXX. Borrower called in with escrow questions and stated that a representative advised that servicer will call insurance company on her behalf to facilitate additional payment due to codes changed. The agent advised borrower she will need to file a dispute with the insurance company or seek legal advice. On XX/XX/XXXX borrower called in with questions regarding open insurance claim and funds. There has been no further contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX borrower called in and stated XXX and spoke with loss draft department to discuss open claim on home due to XXX. On XX/XX/XXXX borrower called in with questions regarding open insurance claim and funds. There is no evidence of claim information, claim check received, or that repairs have been made.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/11/2022
391000905	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, the borrower called to make a payment and requested pay history. On XX/XX/XXXX the borrower stated that they will make a payment by the XXth. On XX/XX/XXXX, the borrower wanted to set-up payment but did not have the checking information and will call back tomorrow. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower discussed being unemployed due to pandemic and discussed forbearance. Borrower will make a payment on XX/XX/XXXX. On XX/XX/XXXX, the borrower made a payment. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/13/2022
391000798	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX. The agent advised that the target completion date is XX/XX/XXXX. The borrower asked in can be completed sooner and agent advised borrower to write to escalations agent and provided email address. On XX/XX/XXXX authorized third party called in for status of credit dispute and the agent advised no update at this time regarding the dispute. Comment same day reflects dispute completed and account was reported accurately and letter sent to borrower. On XX/XX/XXXX borrower called in and stated needs to dispute credit letter received. Comment on XX/XX/XXXX reflects letter sent to borrower which addresses concerns. There has been no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	03/16/2022
391000589	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX successor in interest daughter of borrower called in and post dated a payment for XX/XX/XXXX. There has been no further contact. On XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/10/2022
391000544	2	[2] Occupancy - Tenant Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment on account. RFD cited as excessive obligations. Borrower called XX/XX/XXXX and stated will make payment on XX/XX/XXXX. Borrower called XX/XX/XXXX and stated will make XX payments by XX/XX/XXXX. Borrower called XX/XX/XXXX to confirm account status. Borrower called XX/XX/XXXX to make payment on account. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: n	05/31/2022	05/05/2022
391000247	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower scheduled a payment. On XX/XX/XXXX borrower set up a payment. On XX/XX/XXXX borrower advised will send a payment next week. On XX/XX/XXXX borrower advised wanting to make a payment for $X.XX. On XX/XX/XXXX borrower advised will call back later and make the payment. On XX/XX/XXXX borrower called advised is in Mexico and will make the payment before Saturday. On XX/XX/XXXX borrower called to make a payment. On XX/XX/XXXX borrower advised will make the payment. On XX/XX/XXXX borrower called to make a payment. No further contact. Loan s current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/10/2022
391001390	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is TBD.  An active insurance claim was noted on XX/XX/XXXX and XX/XX/XXXX. No details of the cause or type of damage.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: There was no contact with the borrower noted however, there was unauthorized third party contact inquiring about an insurance claim.	05/31/2022	04/18/2022
391000621	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower or successor from XX/XX/XXXX to XX/XX/XXXX. Borrower is deceased and successor is making payments on account. Authorized third party called XX/XX/XXXX regarding insurance overage check. Authorized party called XX/XX/XXXX and XX/XX/XXXX to confirm successor documents were received. Servicer advised documents have not yet been received. Successor documents were received XX/XX/XXXX. There was no contact with party from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/25/2022
391000551	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower advised that their son will make a payment and requested payoff quote. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/31/2022
391000445	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called with questions about the escrow account. Borrower reported XXX damage. On XX/XX/XXXX the borrower called to confirm payment was received. Advised there were no late charges or credit reporting on the account. No further contact noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Borrower reported XXX damage XX/XX/XXXX. Not claim or repair status noted.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/11/2022
391000426	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX borrower called in and advised will sign and send in two copies of the final modification agreement. Comment on XX/XX/XXXX reflects modification was processed. On XX/XX/XXXX comment reflects that the property is located in a XXX disaster area due to XXX declared XX/XX/XXXX. On XX/XX/XXXX borrower called in stating was having XXX fixed and and received a check from insurance company and requested information on where to send and wanted to know if would be getting check back to pay the contractor. There has been no further contact with borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment on XX/XX/XXXX reflects that the property is located in a XXX disaster area XXX declared XX/XX/XXXX due to XXX. On XX/XX/XXXX borrower called in stating having XXX fixed and received check from insurance company and wanted too know where to send in the claim check and wanted to know if would be getting check back to pay contractor. There is no evidence in notes that the claim check was received or that the repairs were made.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/06/2022
391000322	2	[2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: Loan is in an active bankruptcy. No contact or attempts to contact noted.	05/31/2022	05/31/2022
391000184	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: There has been no contact with borrower and few attempts to contact borrower. Credit dispute was received XX/XX/XXXX and issue is resolved. Loan has been performing for the duration of the review.	05/31/2022	02/10/2022
391002219	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no evidence of borrower contact from XX/XX/XXXX through XX/XX/XXXX to request a copy of their XXX billing statement and their loan number. No contact from XX/XX/XXXX through XX/XX/XXXX. The borrower called on XX/XX/XXXX and scheduled a payment. The borrower called on XX/XX/XXXX to request a copy of their 1098 statements for XXXX-XXXX. On XX/XX/XXXX the borrower requested a copy of their modification agreement. An authorized third-party from a lending company called on XX/XX/XXXX requesting a payoff statement. The borrower inquired on XX/XX/XXXX about details of the prior modification. On XX/XX/XXXX the borrower called for an update on their request for a payoff quote. The servicer contacted the borrower on XX/XX/XXXX, XX/XX/XXXX, and XX/XX/XXXX to take payments. On XX/XX/XXXX the borrower stated they did not have the funds yet to make the payment but would pay on the upcoming XXX. Notes on XX/XX/XXXX referenced a credit dispute regarding the borrower disputing ownership of the loan. No evidence of a resolution. On XX/XX/XXXX the borrower made a payment over the phone. There was no further evidence of contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	06/22/2022
391002188	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower promised payment on XX/XX/XXXX the borrower sated the payment for XXX would be made on XX/XX/XXXX. Borrower called on XX/XX/XXXX to make XXX payment. Borrower makes payments online. On XX/XX/XXXX the borrower rejected the forbearance plan and requested a 12 month payment history. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  discharged XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	06/13/2022
391002009	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX borrower called in and processed payment in amount of $X.XX. On XX/XX/XXXX co-borrower called i for account status and agent advised that they are paid for XXX and XX/XXXX. On XX/XX/XXXX co-borrower called in for total amount due and due date and agent provided the requested information. On XX/XX/XXXX co-borrower called in for account status and agent advised account is current. On XX/XX/XXXX co-borrower called in wanting to know what the maturity date was and agent advised XX/XX/XXXX. There has been no further contact with borrower. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Comment on 04/16/2020 reflects loan modification processed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	06/10/2022
391002005	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called to confirm the insurance premium had been paid. On XX/XX/XXXX the borrower called to inquire about filing a claim for XXX damage. On XX/XX/XXXX the borrower called to discuss the insurance claim check status. On XX/XX/XXXX the co-borrower called to advise the claim check was received. There was no further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is release from stay granted.  Relief granted effective XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Per the commentary a claim for XXX damage was filed. As of XX/XX/XXXX all funds were released to the borrower without inspection and the claim was closed.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The property is located in a XXX area for XXX as of XX/XX/XXXX; no damage was reported.	05/31/2022	06/21/2022
391001954	2	[2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The loan was in foreclosure; the foreclosure case was dismissed on XX/XX/XXXX. No borrower contact noted; the loan is in active bankruptcy.	05/31/2022	06/10/2022
391001722	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were 5 attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, authorized third-party (bankruptcy attorney) requested the modification status. Communication with the authorized third-party on XX/XX/XXXX and XX/XX/XXXX was also regarding the loan modification. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	06/10/2022
391001418	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to make XX payments to bring loan current. Borrower called XX/XX/XXXX regarding payment history and late payments on credit bureau; stated may dispute 30 day late payment. Credit dispute received XX/XX/XXXX and has been resolved. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment on account. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/19/2022
391001237	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX borrower called in regarding payment. The agent noted the system not updated correctly and is not including the escrow in total payment. The agent took the correct payment amount of $2606.58 and added the extra to suspense and opened task to apply it to escrow. On XX/XX/XXXX borrower called in and agent provided total amount due. Borrower stated account is not behind and is disputing this. Borrower verified property is owner occupied and intent is to keep. On XX/XX/XXXX the servicer called and spoke with borrower regarding XXX payment. Borrower wanted to know why showing due for XXX. as the payment was made in amount of $X.XX. The agent researched and found that the payment was applied to principal. The agent advised will send request to have the payment moved to cover the XXX payment. On XX/XX/XXXX borrower called in to see why escrow was removed from account and why the XXX payment was not applied to XXX payment and is disputing due date. The agent advised the payment posted on XX/XX/XXXX was for XXX. Borrower requested  payment history to be emailed and mailed. Borrower was advised to send a letter to customer servicer regarding escrow removal. On XX/XX/XXXX borrower called in with authorized party. The authorized party stated has never been late and is due for XX/XX/XXXX and believes once escrow went into affect it messed things up and stated sees fees in amount of $89.00 that should not be there. The agent offered to send a list of fees and tried to explain the process to dispute and can request in writing to have waived. The authorized party asked agent to look for payment of $X.XX for XX/XXXX stating was applied to XX/XXXX but still owes. The agent advised that cashiering can assist and authorized party stated has already tried talking with them. The authorized party stated they have never paid late and checks have not been returned. On XX/XX/XXXX and made payment in amount of $X.XX to cover XX months with suspense balance and was provided with confirmation number. On XX/XX/XXXX borrower called in and was upset concerning the confusion with the payment. The agent advised funds in suspense will apply to XXX and XXX payments. Borrower requested letter stating this was taken care of and what the next installment is due on the loan.  On XX/XX/XXXX borrower called in and provided authorization for spouse to speak on account. The authorized party stated wants to know what happened to the payment and agent advised shows the funds are in suspense. The agent opened task to have the late charges waived. On XX/XX/XXXX servicer called and spoke with spouse who requested to have number removed as feels is being harassed and stated husband already explained that account is not behind on payments and stated servicer advised this would be corrected. The agent advised does see a ticket on this is pending. On XX/XX/XXXX authorized spouse called in wanting to know amount due for this month stating has been calling payments in every month and looks like the funds have been going to suspense and suspense account has over $X.XX in it. The agent opened task to have the funds moved to regular payments. Authorized party stated did not want to make XXX payment and agent advised authorized party to wait until the account is fixed to make payment. On XX/XX/XXXX the borrower called in and authorized spouse on call. The authorized party stated spoke with an agent last week regarding status and that payments have been made on the account and that servicer has the funds in suspense. The authorized party stated agent was to have the funds applied to the account on XX/XX/XXXX and wanted to know if account has been updated and stated was advised not to make a payment until the funds were applied. The agent noted that no update has been done and sent email to manager. The authorized party made a payment in amount of $X.XX. On XX/XX/XXXX borrower called in and provided verbal authorization to speak with spouse. The authorized party stated that funds have been in suspense for months and borrowers credit score has dropped XX points and has paid late fees for no reason.  The agent advised it has been escalated to cash and manager to correct the issues. On XX/XX/XXXX borrower called in and was advised that the error with moving funds from suspense has been fixed and posted with effective dates. There has been no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	09/15/2021
391001236	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower inquired about when their modification expired; the borrower was informed that the modification is permanent. On XX/XX/XXXX, the borrower requested their escrow payment amount be fixed and that they had submitted their flood insurance paperwork. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	02/23/2022
391001234	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX borrower called to verify on ACH. On XX/XX/XXXX borrower called to advise they did not go through insurance and needs to be closed out. On XX/XX/XXXX borrower called to find out the reason for the call earlier. Servicer advised escrow information. On XX/XX/XXXX borrower called to get escrow surplus check. On XX/XX/XXXX borrower advised has been waiting on escrow surplus check and voided the one she had. Servicer advised borrower the one she voided was the correct one. No further contact. Loan is current.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	03/03/2022
391001230	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were 3 attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower was advised that the credit reporting dispute has been resolved. On XX/XX/XXXX, a payment dispute was placed and the borrower requested a payment refund. The borrower was notified that the payment dispute has been resolved on XX/XX/XXXX regarding the payment dispute on the loan. On XX/XX/XXXX, a credit reporting dispute was placed and the borrower was asked to provide supporting documentation. The borrower called in on XX/XX/XXXX to verify the next due date on the account. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/17/2022
391001043	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, inbound call from borrower inquiring about the escrow analysis.  Rep setup task to complete. On XX/XX/XXXX, borrower called requesting Billing Statement for XX/XXXX and escrow analysis. On XX/XX/XXXX, borrower will send proof of coverage. On XX/XX/XXXX, borrower called for payoff good for XX days.  Borrower also advised will be making a payment by end of week. On XX/XX/XXXX, borrower called regarding payment returned for account not found.  Borrower upset used the same account to make the all the payments.  Requested to waive the late fee due to not an error by borrower. On XX/XX/XXXX, borrower called having difficulty hearing rep transferred to another party.  On XX/XX/XXXX, borrower requested payment history from XX/XXXX through XX/XXXX. On XX/XX/XXXX, outbound call to borrower due to account delinquent.  Borrower advised waiting on payoff good through XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	04/07/2022
391001965	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX when the borrower sent in an email stain they will be requesting modification paperwork. On XX/XX/XXXX the borrower is waiting on a new modification to go back to the notary. On XX/XX/XXXX the borrower emailed they had the document notarized. On XX/XX/XXXX but the borrower stated they already sent the documents back. On XX/XX/XXXX and XX/XX/XXXX the borrower emailed about the payments not taken out of their account. On XX/XX/XXXX the borrower asked about changing due dates. On XX/XX/XXXX the borrower requested automated draft payment forms. No further contact noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: XXX Disaster Number: XXX Declared on: XX/XX/XXXX	05/31/2022	05/23/2022
391001738	2	[2] Property is located in a FEMA disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, inbound call from borrower.  Borrower gave permission to speak with XXX regarding the account. Calling to have an insurance claim check endorsed transferred to Loss Draft for assistance. Date of Loss XX/XX/XXXX damage due to XXX. XXX Disaster XXX. On XX/XX/XXXX third party had questions about refinance transfer to refi department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: XXX Disaster XXX Declared XX/XX/XXXX for XXX. Damage repaired. Inspection ordered.	05/31/2022	05/09/2022
391001560	2	[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation [2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower requested an extension to the forbearance plan from 04/2021 to XX/XX/XXXX with new expiration of XX/XXXX. On XX/XX/XXXX, the borrower discussed payments and requested no calls to them or their spouse. Borrower advised that the should only be due for XXX. On XX/XX/XXXX, the borrower requested another forbearance extension due to reduced hours of second borrower's employment. On XX/XX/XXXX, forbearance was set-up for XX months starting XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed principal only payments to be applied to XXX. On XX/XX/XXXX, the borrower advised that they have not received the payoff statement that they requested. Borrower was advised that the statement was completed on XX/XX/XXXX and the statement will be sent to them per the e-mail they provided. Borrower had no further questions. On XX/XX/XXXX, the borrower discussed payment and was advised payment is scheduled for XX/XX/XXXX, the borrower inquired on why the account is not being reported to credit and was advised of prior bankruptcy and not reaffirming the debt. Borrower inquired on how to reaffirm the debt and was transferred to the bankruptcy department. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/27/2022
391001456	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: There was no contact with borrower or attempts to contact borrower during review period. Borrower has prior dismissed bankruptcy. File was in foreclosure and litigation from XX/XX/XXXX to XX/XX/XXXX. Loan was modified XX/XX/XXXX and file was released from litigation hold on XX/XX/XXXX. Credit dispute was received XX/XX/XXXX and has been resolved. Loan is performing.	05/31/2022	05/06/2022
391001224	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - 2 [2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: There was no contact and 13 attempts to contact borrower during review period. Chapter XX bankruptcy was filed on XX/XX/XXXX and is still active. Loan is performing.	05/31/2022	05/25/2022
391001074	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX borrower scheduled a payment. On XX/XX/XXXX borrower advise payment is on its way via mail. Servicer advised borrower of fees on account. On XX/XX/XXXX borrower advised has an emergency where her back door needs to be repaired being that it is not locked. Borrower advised needs funds for repairs and it will cause her to use funds for XXX payment. On XX/XX/XXXX borrower called was upset about inspection that the house is under renovation. On XX/XX/XXXX borrower called to make a payment. On XX/XX/XXXX borrower called to schedule a payment. No further contact. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/18/2022
391000016	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - 2 [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact was established XX/XX/XXXX - XX/XX/XXXX.  On XX/XX/XXXX an authorized third party requested copies of 1098 year end statement.  On XX/XX/XXXX an authorized third party inquired about next due date.  On XX/XX/XXXX authorized third party advised payment was set up through bill pay.  No further contact was noted.  The loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  A prior Chapter XX bankruptcy (case# XXX) filed on XX/XX/XXXX was discharged on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/19/2022
391000013	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, borrower inquired on payment change and was advised of escrow amount change. XXX damage was noted with a date of loss of XX/XX/XXXX. On XX/XX/XXXX, the borrower inquired on claim check and was advised to send the check in.  On XX/XX/XXXX, the borrower discussed claim check and was advised that all documents were received. On XX/XX/XXXX, the borrower discussed status of claim check and was advised that endorsement was submitted on XX/XX/XXXX and will be mailed within 7-10 business days. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 0XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Hail damage was noted with a date of loss of XX/XX/XXXX. Claim was filed. No evidence of damage being resolved.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/19/2022
391000012	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX the co-borrower called to discuss the account status. On XX/XX/XXXX the co-borrower called to inquire about refinance options. On XX/XX/XXXX the co-borrower called to inquire about a letter. On XX/XX/XXXX outbound contact was made with the borrower, who stated the payment had been sent. On XX/XX/XXXX outbound contact was made with the borrower, who stated the payment had been sent. There was no further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/05/2022
391000998	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. COVID deferral on account was completed on XX/XX/XXXX. Borrower called XX/XX/XXXX to discuss next payment date and deferral terms. Interest rate dispute was received on XX/XX/XXXX. Dispute was resolved. Late fee, balance and escrow dispute was received on XX/XX/XXXX. Issue has been resolved; balance was increased due to modification, insurance amount was advanced out of escrow account. Credit bureau dispute was received XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/17/2022
391000987	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower requested a pay history. On XX/XX/XXXX, the borrower confirmed they were not impacted by COVID.  There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/17/2022
391001997	2	[2] Property is located in a FEMA disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact from XX/XX/XXXX. On XX/XX/XXXX, the borrower inquired about their insurance policy holder. On XX/XX/XXXX, the borrower called in needing assistance accessing their online account. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The subject property is located in an area declared a XXX Disaster (XXX), due to XXX, on XX/XX/XXXX. There was no property damage noted.	05/31/2022	05/03/2022
391001734	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there was 1 attempt to contact the borrower from XX/XX/XXXX to XX/XX/XXXX, the borrower promised to make a payment on XX/XX/XXXX. The borrower made payments on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower scheduled payments for XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower scheduled payments for XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower was advised that the last payment was returned for insufficient funds and a replacement payment was made. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/09/2022
391001150	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact was established XX/XX/XXXX.  On XX/XX/XXXX the borrower stated a cancellation notice was received for non payment; servicer advised borrower to send a copy of invoice for payment.  On XX/XX/XXXX the borrower stated would like to set up biweekly payments; servicer sent an enrollment form and explained payment schedule.  On XX/XX/XXXX the borrower authorized a payment and stated would make a double payment soon.  On XX/XX/XXXX the borrower inquired about refinancing.  On XX/XX/XXXX the borrower authorized a payment.  On XX/XX/XXXX the borrower scheduled a payment.  No further contact was noted.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/19/2022
391001447	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called in to authorized third party to obtain account information. The authorized party was asking for the original amount, unpaid principal balance, origination date, and maturity date. The authorized party also asked if loan was ever modified and agent advised was modified in XXXX The agent provided information requested. There has been no further contact with borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	06/24/2022
391002228	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The comments were extremely limited. There was no evidence of contact from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the borrower called stating they filed an insurance claim. On XX/XX/XXXX The servicer informed the borrower an inspection was not required and to send in the claim check for endorsement. The borrower called on XX/XX/XXXX for the address to where the claim check needs to be sent. The check for $X.XX was received on XX/XX/XXXX. The funds were released, and claim closed on XX/XX/XXXX. The borrower called for an update on XX/XX/XXXX and the servicer advised the check was released back to them. The borrower called with a third party on XX/XX/XXXX regarding the premium paid for insurance. There was no further evidence of borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX the borrower called stating they filed an insurance claim for water damages caused on XX/XX/XXXX. On XX/XX/XXXX the servicer informed the borrower an inspection was not required and to send in the claim check for endorsement. The borrower called on XX/XX/XXXX for the address to where the claim check needs to be sent. The check for $X.XX was received on XX/XX/XXXX. The funds were released, and claim closed on XX/XX/XXXX. The borrower called for an update on XX/XX/XXXX and the servicer advised the check was released back to them.  No evidence repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	06/24/2022
391001995	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to advise that they have changed insurance carriers. The borrower was advised of the total amount due and stated that the payment will be made on XX/XX/XXXX. The borrower cited excessive obligations as the reason for default. The borrower called in to make the payment on XX/XX/XXXX. The borrower made payments on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to make a payment and cited income curtailment as the reason for default. The borrower was advised that they were eligible for a payment deferral to bring the account current. The borrower accepted and made the XXX payment at the same time. On XX/XX/XXXX, the borrower called in to verify that the deferral was completed. The borrower made a payment on XX/XX/XXXX. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	06/24/2022
391001756	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called to speak with a supervisor. The stated they can no longer afford the payments and want a modification. Borrower needs a reduction in payment. Not covid related. On XX/XX/XXXX the borrower called in to obtain a billing statement. Advised how to view online. On XX/XX/XXXX the borrower requested the payment history from the prior servicer. On XX/XX/XXXX the borrower called to request a deferral. Needs windows and wanted to skip XXX and XXX. Advised them to check with XXX to see what they offer. A payoff statement was requested online on XX/XX/XXXX. No further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: XXX disaster due to XXX XX/XX/XXXX - XX/XX/XXXX. XXX disaster due to XXX; XX/XX/XXXX - XX/XX/XXXX	05/31/2022	06/21/2022
391002136	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower was advised would need to submit a quit claim deed before servicer can review for a loan modification.  On XX/XX/XXXX the borrower was advised a trial modification was approved and terms were discussed; payments due XX/XX/XXXX - XX/XX/XXXX.  On XX/XX/XXXX the borrower stated would make first payment in XXX.  On XX/XX/XXXX, XX/XX/XXXX, and XX/XX/XXXX the borrower inquired about their payment; agent explained they are due on the XXst of each month.  No further contact was noted.  The loan is in good standing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/05/2022
391002096	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower made a payment by phone. On XX/XX/XXXX, the borrower inquired about late fees and scheduled a payment. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower stated that XXX, which caused them to fall behind on their payments, and they were currently waiting for insurance claim funds to reinstate their account. The borrower further inquired about payment extensions. On XX/XX/XXXX, the borrower made a payment by phone. On XX/XX/XXXX, the borrower made a payment by phone. There was no further contact noted. The loan is current and performing. No further details were provided about the insurance claim or whether the property damage has been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, the borrower stated they filed an insurance claim, due to XXX. No further details were provided. The status of the insurance claim and the repairs is unknown,.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/12/2022
391002082	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The comments were limited. Notes from XX/XX/XXXX the borrower promised to pay on XX/XX/XXXX. The borrower called the payment on XX/XX/XXXX. The servicer contacted the borrower on XX/XX/XXXX regarding the due payment. On XX/XX/XXXX the borrower called in the payment. The servicer contacted the borrower on XX/XX/XXXX for the payment. On XX/XX/XXXX the borrower called in the payment. No further evidence of contact The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/26/2022
391001104	3	[3] Occupancy - Vacant [3] Property Condition - Poor [3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower discussed payment and noted reason for default as excessive obligations. On XX/XX/XXXX, the borrower advised that they are going to make a payment by the end of the month, On XX/XX/XXXX, the borrower advised that they needed no assistance and will get the payments caught up. On XX/XX/XXXX, the property reflected damage, in poor condition and is vacant. On XX/XX/XXXX, authorized third party advised that they need to check their books and will call back. On XX/XX/XXXX, authorized third party advised that they will be making a payment by end of month. Authorized third party stated that they are helping a family member with school. On XX/XX/XXXX, XXX damage is noted and property is not secure. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the authorized third party was advised of expiring forbearance plan and will advise that they will make XXX payment next week. On XX/XX/XXXX, the borrower scheduled a payment. There was no further contact with the borrower. Loan is performing and next due for XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Damage was noted on XX/XX/XXXX. Damage to XXX. No evidence of damage being resolved.  Property repairs have not started.  The property condition is poor.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/27/2022
391001448	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.	05/31/2022	06/08/2021
391002119	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX inbound call from third party to advise about new insurance.  On XX/XX/XXXX, received email from third party attached was the XXX Homeowner's Declaration page and invoice. On XX/XX/XXXX, inbound call from third party to update new insurance policy. Borrower also advised the money will not be in bank for the XX/XX/XXXX payment scheduled.  Rep canceled scheduled payment and advised to call back to reschedule payment. On XX/XX/XXXX third party advised borrower is deceased. On XX/XX/XXXX inbound call from third party advising sending a payment soon but is waiting until get paid. On XX/XX/XXXX, inbound call from third party advising mailed XXX trial payment and email assumption docs for the trial. On XX/XX/XXXX, inbound call from third party returning phone call. Rep advised sent the documents over for review for a loan assumption to be completed. On XX/XX/XXXX, outbound call to third party to advise mod agreement sent. On XX/XX/XXXX, outbound call to third party. Third party had received the modification and had questions regarding the payments. On XX/XX/XXXX, outbound call to third party,  Third party advised only had one witness on agreement. On XX/XX/XXXX outbound call to third party.  Third party advised document was sent. Rep will advise once the modification is completed. On XX/XX/XXXX, outbound call to third party.  Rep advised modification document received was incomplete. New document will be sent for signing. On XX/XX/XXXX, email sent to third party advising new documents were sent. On XX/XX/XXXX inbound call from third party advising sent package on XX/XX/XXXX. On XX/XX/XXXX, inbound call asking for clarification on the loan modification. On XX/XX/XXXX, inbound call from borrower advising of insurance check. On XX/XX/XXXX, Rep advised claim monitored. Rep advised checks will need to be endorsed. Also ask for the W9 for the contractor. Borrower advised work has been completed for the XXX damage. On XX/XX/XXXX, third party advised insurance not paid will be canceled. Rep advised payment was processed will be mailed within 1 - 3 days. On XX/XX/XXXX borrower called regarding getting the funds to pay contractor.  Borrower also advised spoke with inspector two weeks. ago.  Rep will call inspection company. On XX/XX/XXXX XXX inspection shows XX% repairs complete. On XX/XX/XXXX borrower called in regarding status of claim. On XX/XX/XXXX, rep sent letter to contractor advising need letter stating how much is owed on XXX. On XX/XX/XXXX check drawn payable to the contractor. On XX/XX/XXXX, borrower called inquiring about refund due to them. Rep advised XXX put a Stop Pay on the check and they will have to call the insurance company. On XX/XX/XXXX, authorized third party advised borrower on restricted income and would like the inspection fee waived. Rep advised will put in the request.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/24/2022
391002078	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX outbound contact was made with the borrower to provide status of the modification. On XX/XX/XXXX outbound contact was made with the authorized third party, who requested a call back at a later time. On XX/XX/XXXX the borrower called to inquire about the account status. On XX/XX/XXXX outbound contact was made with the authorized third party to discuss notarizing and returning the modification. On XX/XX/XXXX outbound contact was made with the authorized third party who stated the borrower will be signing the final agreement the following day. On XX/XX/XXXX outbound contact was made with the authorized third party, who stated the borrower will be signing in a few days when they are released from the hospital. There was no further borrower contact. The loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/19/2022
391001183	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX the borrower called to request a duplicate statement. On XX/XX/XXXX the borrower called to confirm that the insurance premium was paid. On XX/XX/XXXX the borrower called for assistance with a claim check for XXX damage. There was no further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On XX/XX/XXXX the borrower advised that a claim check for roof damages incurred on an unspecified date required the servicer's endorsement. On XX/XX/XXXX the servicer  opened a new claim. As of the end of the review period there were no damage details or evidence that repairs had started.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/30/2022
391000035	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: There has been no contact with the borrower in the 12 month review. Loan has remained current.	05/31/2022	12/06/2021
391001220	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower scheduled a payment by phone. On XX/XX/XXXX, the borrower scheduled a payment by phone. On XX/XX/XXXX, the borrower inquired if their most recent payment posted correctly. On XX/XX/XXXX, the borrower scheduled XX payments by phone. On XX/XX/XXXX, the borrower inquired if their most recent payments posted correctly. On XX/XX/XXXX, the borrower inquired if their most recent payments posted correctly. On XX/XX/XXXX, the borrower inquired if their most recent payments posted correctly. On XX/XX/XXXX, the borrower scheduled a payment by phone. On XX/XX/XXXX, the borrower scheduled a payment by phone. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/26/2022
391001140	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX the borrower was contacted and stated they would pay this weekend. On XX/XX/XXXX the borrower was again contacted for payment but it was not a good time to call. On XX/XX/XXXX the borrower called to make a payment. Borrower disputed the late fee. On XX/XX/XXXX The borrower promised to pay on the XXth. On XX/XX/XXXX the borrower was contacted for payment. Borrower stated the payment was not due until the XXth. Provided the correct due date. Borrower stated they would make their payments as they have always made their payments. On XX/XX/XXXX the borrower stated they fell behind due to illness and curtailment of income. Borrower requested a forbearance. On XX/XX/XXXX the borrower was upset that the servicer is contacting them for payment when they are under a hardship. Refused transfer to loss mitigation. On XX/XX/XXXX the borrower stated they would make a payment but dis not specify when. On XX/XX/XXXX the borrower called about not receiving forbearance in the mail. Attempted to transfer to loss mitigation. Borrower refused. On XX/XX/XXXX the borrower called in upset about insurance policy payments and informed of XXX damages to the home. Unable to determine if the servicer was listed on the claims check. The borrower was contacted on XX/XX/XXXX but was working and will call back. On XX/XX/XXXX the borrower states the account is still incorrect and they will be paying off the fees by mail. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Borrower filed a claim for water damages XX/XX/XXXX. Unclear if the claims check included the servicer's name.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/19/2022
391002225	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in regarding modification agreement received and stated was an oversight and will be returning the signed modification agreement next week and will call back tomorrow to make a payment. Comment on XX/XX/XXXX reflects signed blind modification agreement was received and moving to closing. Comment dated XX/XX/XXXX reflects modification system changes complete and modification was noted as completed XX/XX/XXXX. On XX/XX/XXXX borrower called in and processed payment in amount of $X.XX. There has been no further contact with borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	06/21/2022
391002044	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact before XX/XX/XXXX. On XX/XX/XXXX the borrower was contacted about sending certified funds. No further contact noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/23/2022
391001750	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to make a payment. On XX/XX/XXXX, the borrower called in to file an insurance claim and was transferred to the insurance department. The borrower made a payment on XX/XX/XXXX, the borrower also called in for status on the insurance claim. The borrower was advised that the claim was denied by the insurance carrier on XX/XX/XXXX. The borrower made payments on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. The payment was returned for insufficient funds on XX/XX/XXXX and a replacement payment was made on XX/XX/XXXX. The borrower made payments on XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower cited income curtailment as the reason for default and was given loss mitigation options. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  An insurance claim was filed on XX/XX/XXXX for XXX damage to the property on XX/XX/XXXX. The claim was denied by the insurance carrier on XX/XX/XXXX because the loss amount was lower than the deductible of $X,XXX. There is no evidence of repair.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The property is located in a XXX disaster area affected by XXX as noted on XX/XX/XXXX (Start date XX/XX/XXXX, expiration date XX/XX/XXXX).	05/31/2022	06/24/2022
391002236	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in regarding payment drafting. On XX/XX/XXXX borrower called in wanting to know why the payment made on XX/XX/XXXX has not been taken out of bank account. The agent advised payment was returned and borrower processed payment in amount of $X.XX. On XX/XX/XXXX borrower called in and stated will make payment on Friday via web. On XX/XX/XXXX borrower called in regarding credit dispute as was reported late in XX/XXXX and also requested 12 month payment history. On XX/XX/XXXX correspondence received regarding credit correct. On XX/XX/XXXX servicer reviewed and a letter was sent to borrower indicating that the credit reporting is accurate and no error found. On XX/XX/XXXX credit reporting dispute was received wherein borrower is disputing current balance and or amount past due. The servicer reviewed and updated current balance. There has been no further contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	06/22/2022
391001680	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX servicer called and spoke with authorized third party and borrower regarding approved loan modification. On XX/XX/XXXX the servicer emailed borrower regarding quit claim deed and borrower responded stating has advised co-borrower if wants name off deed she has to turn in the paperwork. On XX/XX/XXXX borrower email servicer advising that the quit claim deed will be dropped off to father tomorrow. The servicer responded and advised will monitor the account for the recorded copy to proceed with the assumption process to remove her from the mortgage and deed to create and send out the final modification agreement. On XX/XX/XXXX borrower emailed servicer and advised father took the quit claim deed paperwork to the clerks office. The servicer responded and advised will monitor the account. On XX/XX/XXXX the co-borrower called in regarding the quit claim deed and the agent advised was received today to remove her from mortgage and deed and will email her once the process is complete. On XX/XX/XXXX the borrower emailed servicer and advised that there are two check being sent in amount of $X.XX and X.XX totaling $X.XX.  The servicer responded and advised that the assumption is being worked on to remove the co-borrower. Comments on XX/XX/XXXX reflects all three trial plan payments have been made and in process of getting the assumption documents created. On XX/XX/XXXX servicer called and spoke with borrower and advised assumption processed to remove co-borrower from mortgage and deed and final modification created and will order mobile notary once he has received the final modification agreement. The servicer called and spoke with co-borrower who was removed from the loan via assumption and advised is no longer on the mortgage and deed and that the assumption was completed last week and to allow 30 to 45 days for everything to report correctly. Comment on XX/XX/XXXX reflects final modification agreement was sent via XXX and delivered to borrower XX/XX/XXXX and mobile notary was ordered. Comment on XX/XX/XXXX reflects signed final modification agreement was received from the borrower. Comment on XX/XX/XXXX servicer called and spoke with authorized third party who stated that the payment was mailed out on the third and advised is having problems with the mail. On XX/XX/XXXX the servicer called and spoke with borrower who stated has already mailed the payment and inquired on other options to make the payment and was advised can pay online, bill pay, and IVR. On XX/XX/XXXX borrower called in to see what the letter  was in reference to that was received and agent advised was in reference to the request to get the loan removed from prior co-borrower credit report. On XX/XX/XXXX borrower called in to speak with point of contact and servicer sent email for call back. On XX/XX/XXXX borrower called in and made the XX/XXXX payment in amount of $X.XX. There has been no further contact with borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/06/2022
391001662	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower made a payment and asked about the payment dispute that was sent in. The borrower was advised that the dispute is still pending. The borrower declined loss mitigation and promised to make a payment on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/14/2022
391001613	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called XX/XX/XXXX to make payment on account. Borrower also requested payment history and letter that he opted out of forbearance. Borrower called XX/XX/XXXX regarding post-forbearance options on account. Borrower called XX/XX/XXXX to XX/XX/XXXX and requested deferment on account; stated wife's income has been reduced. Deferment was completed XX/XX/XXXX. Borrower called XX/XX/XXXX to make payments. Borrower called XX/XX/XXXX to discuss deferring XXX payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX regarding valuation on property. There was no contact from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/19/2022
391001612	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, there was XXX damage noted from XXX and request for claim to be added to their insurance on XX/XX/XXXX. On XX/XX/XXXX, there was noted of possible impact from XXX.  On XX/XX/XXXX, the borrower wanted to make a payment but did not have checking information due to new bank account. Borrower will call back to make a payment. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damage was first noted on XX/XX/XXXX. XXX damage to XXX due to XXX. Request for XXX damage claim was noted on XX/XX/XXXX. No evidence of damage being resolved.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/19/2022
391001581	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to make a payment. On XX/XX/XXXX, the borrower scheduled a payment for XX/XX/XXXX. The borrower made payments on XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower called in about the lender-placed insurance and stated that they already have insurance. The borrower placed an insurance dispute which has been resolved.  The borrower made a payment on XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to verify that the lender-placed insurance was cancelled. On XX/XX/XXXX and XX/XX/XXXX, the borrower called in about the insurance refund. The borrower made payments on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/19/2022
391001568	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX; borrower did not respond to calls from servicer. Property was in XXX disaster area noted on XX/XX/XXXX, no evidence of damages. Borrower called XX/XX/XXXX to confirm payment was received. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX; borrower did not respond to calls from servicer. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/30/2022
391002121	3	[3] Evidence of environment issues surrounding property. [3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX when the borrower called about insurance coverage. On XX/XX/XXXX  the borrower stated they will call in on XX/XX to make the XXX payment. On XX/XX/XXXX the borrower was told there is no mortgage insurance on the loan. On XX/XX/XXXX the borrower wanted to set up a repayment plan but could not load. Will call back. On XX/XX/XXXX the borrower called in a payment. No further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX reported by the borrower . No claim information noted. Repairs were noted as in process but no inspection or completion date noted.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/25/2022
391001726	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, inbound call from borrower.  Borrower received claim and requesting information for Loss Dept. On XX/XX/XXXX, inbound call from borrower regarding status of claim. Rep advised pending. On XX/XX/XXXX and takes up to 5 days to determine process and if the loan was current at time of loss. On XX/XX/XXXX inbound call from borrower inquiring about loss check. On XX/XX/XXXX, inbound call from borrower inquiring about claim check.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Check endorsed and returned to borrower.  No evidence repairs completed.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/18/2022
391001481	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX the borrower called to decline the final modification terms. On XX/XX/XXXX outbound contact was made with the borrower, who requested a deferral. On XX/XX/XXXX the borrower called to make a payment and requested a deferral. On XX/XX/XXXX the borrower called to confirm the deferral was processed. On XX/XX/XXXX the borrower called to set up auto-draft. On XX/XX/XXXX the borrower called to make a payment. There was no further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Deferral of XX payments noted on XX/XX/XXXX and prior deferral of XX payments noted on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/31/2022
391002167	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX borrower called in and stated pays own taxes and does not want to be escrowed. On XX/XX/XXXX borrower called in to verify payment was received and agent confirmed it was received. Borrower requested copy of payment history and loan modification. On XX/XX/XXXX but was short  and still due for $X.XX. Borrower processed payment in amount of $X.XX. The agent advised will request for payment to be reversed from escrow and principal and have reapplied to XXX payment. On XX/XX/XXXX borrower called in wanting to know payment application date and agent advised applied XX/XX/XXXX in amount of $X.XX and explained the account is escrowed due to XXXX modification and account is next due for XX/XX/XXXX. On XX/XX/XXXX borrower called in regarding taxes being escrowed and agent advised borrower can request for taxes to be removed with escrow letter on web along with proof of tax payments. The borrower requested a copy of the note and modification agreement. On XX/XX/XXXX servicer returned borrower call and borrower stated wanted to confirm amount due stating received statement showing owed for XX months. The agent advised borrower that there is no payment due until XXX payment. On XX/XX/XXXX borrower called in wanting to get copy of statement stating paid for XXX. On XX/XX/XXXX authorized third party spouse called in and requested payment receipts from XX/XXXX - XX/XXXX. On XX/XX/XXXX borrower called in and requested copy of loan modification. On XX/XX/XXXX authorized party called in stating needs loss draft assistance. On XX/XX/XXXX the authorized party called in to file a new claim and stated has claim check for $X.XX and was advised to send in unendorsed claim check and insurance estimate and that a final inspection is not required. On XX/XX/XXXX borrower called in wanting to know why received a call. The agent advised call was for the XX/XX/XXXX payment and borrower stated will be able to make payment within first two weeks of XXX. On XX/XX/XXXX the loss draft claim check was endorsed and mailed to borrower and claim closed. On XX/XX/XXXX borrower called in for status of claim check. On XX/XX/XXXX borrower called in for status of claim check sent in and agent advised that the claim check was mailed on XX/XX/XXXX. On XX/XX/XXXX authorized third party called in and processed payment in amount of $X.XX and stated mailed a money order in amount of $X.XX. On XX/XX/XXXX borrower called in and wanted to verify account was current. The agent confirmed account current and due for XX/XX/XXXX. Comment on XX/XX/XXXX reflects payoff statement was mailed. There is no further contact with borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Comment on XX/XX/XXXX borrower requested copy of loan modification done in XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX authorized party called in and reported insurance claim for cause of los XXX on date of loss XX/XX/XXXX and has claim check in amount of $X.XX. Authorized party was advised to send in unendorsed claim check and insurance estimate and that a final inspection is not required. Authorized party was advised that if additional funds are received guidelines may change and additional documents may be needed. The loss draft claim check was endorsed and mailed to borrower on XX/XX/XXXX and claim was closed. There is no evidence repairs have been completed due to non-monitored status and final inspection not being required.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	06/13/2022
391001824	2	[2] Property is located in a FEMA disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The subject property is located in an area declared a XXX disaster, due to XXX, on XX/XX/XXXX. There is no evidence of property damage. No borrower contact noted within the review period; the loan is current and performing.	05/31/2022	06/20/2022
391001820	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, XX/XX/XXXX the borrower called in payments. No further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	06/22/2022
391001792	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Despite several contact attempts from the servicer, there was no contact with the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to verify how the payment was applied. The borrower asked that the principle only payment be reversed and reapplied as a regular payment. The borrower confirmed that they have not been affected by Covid-19. On XX/XX/XXXX, the borrower was informed that the payment has been reapplied. On XX/XX/XXXX, the borrower asked that the late fee be waived. On XX/XX/XXXX, the borrower placed a payment dispute and asked that another misapplied payment be reversed and reapplied. The misapplied payment was corrected on XX/XX/XXXX. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	06/10/2022
391001772	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the Servicer informed the borrower that they had received an 80% inspection report; a loss draft claim was filed due to damages from XXX. On XX/XX/XXXX, the borrower stated they were having troubles with their XXX contractor. On XX/XX/XXXX, the borrower inquired about the next insurance draw. On XX/XX/XXXX, the borrower’s authorized third party inquired about the insurance draw check. On XX/XX/XXXX, the borrower inquired about how to be reimbursed for paying XXX contractors out of pocket. On XX/XX/XXXX, the Servicer informed the borrower that their most recent draw was disbursed and that a final inspection was required. On XX/XX/XXXX, the borrower inquired about an email address. On XX/XX/XXXX, the borrower needed help with the Servicer website. On XX/XX/XXXX, the borrower inquired about their loss draft claim. On XX/XX/XXXX, the borrower had a billing statement inquiry. On XX/XX/XXXX, the borrower had a payment inquiry. On XX/XX/XXXX, the borrower stated they were trying to get their repairs finished before an inspection. On XX/XX/XXXX, the borrower stated they were unsure when the XXX repairs would be finished. On XX/XX/XXXX, the Servicer informed the borrower that a final inspection was still required for the final draw. On XX/XX/XXXX, the borrower needed assistance logging into the Servicing website. On XX/XX/XXXX, the borrower stated they were in a dispute with XXX. On XX/XX/XXXX, the borrower stated they were still waiting for XXX repairs to be completed. There was no further contact noted. The loss draft claim remains open. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comments reflect a loss draft claim was filed, on XX/XX/XXXX, due to damage from XXX on XX/XX/XXXX. The comments reflect the the property sustained significant interior and exterior damage. An XX% inspection report was received on XX/XX/XXXX. As of XX/XX/XXXX, the borrower stated that the interior repairs had been completed but they were still waiting for XXX repairs to be completed. As of the review date, the loss draft claim remains open pending the completion of the repairs.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	06/16/2022
391001910	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, inbound call from borrower.  Call was transferred to loss draft borrower hung up. On XX/XX/XXXX, inbound call from borrower.  Borrower advised XXX was the loss type and amount of $X.XX loss date of XX/XX/XXXX. Rep advised to send unendorsed claim check and the insurance estimate and a final inspection is not required unless additional insurance funds are received. On XX/XX/XXXX, inbound call from borrower. Borrower advised received a supplemental check from her carrier and will be sending it in.  Rep advised still need insurance estimate. XX/XX/XXXX check in the amount of $X.XX was sent to borrower and claim closed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damage in the amount of $X.XX.  Check in the amount of $X.XX released to borrower on XX/XX/XXXX.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	06/10/2022
391001782	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, inbound call from borrower. Borrower returning phone call rep advised of payment due.  Borrower upset received a call stated makes payment the same time each month and hung up. On XX/XX/XXXX borrower stated XXX keeps harassing for being late. Borrower advised never makes a payment late. On XX/XX/XXXX inbound call from borrower advising made XX payments one on XX/XX/XXXX and the other on XX/XX/XXXX. Borrower is requesting to cancel the XXX payment. Rep advised of process and timeline.  Borrower demanded to have payment refunded today. On XX/XX/XXXX borrower sent complaint. Borrower stated logged into Rushmore website to make payment thought something went wrong and made the payment again. Borrower tried deleting the second payment but the system could not cancel the scheduled payment. Borrower is requesting to stop the harassment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	06/10/2022
391002086	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called on XX/XX/XXXX to make the final trial payment and discuss the next steps with the modification. On XX/XX/XXXX outbound contact was made with the borrower to discuss the mobile notary. On XX/XX/XXXX outbound contact was made with the borrower to advise that the modification was processed and the loan is performing. On XX/XX/XXXX outbound contact was made with the borrower, who made a payment. On XX/XX/XXXX outbound contact was made with the borrower, who made a payment. On XX/XX/XXXX outbound contact was made with the borrower, who made a payment. There was no further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/19/2022
391002015	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: No borrower contact noted within the review period; the loan is current and performing.	05/31/2022	05/13/2022
391001479	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX and XX/XX/XXXX, the borrower made payments. On XX/XX/XXXX, the borrower inquired on fee and was advised of a property preservation fee from prior servicer. On XX/XX/XXXX and XX/XX/XXXX, borrower processed payments. On XX/XX/XXXX, the borrower inquired on credit reporting from XXXX and was advised of missed payment and deferment done in XXXX. On XX/XX/XXXX, the borrower processed a payment. On XX/XX/XXXX, the borrower discussed breakdown of the payoff figures. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, the borrower processed payments. On XX/XX/XXXX, the borrower discussed interest paid and payoff for XX/XX/XXXX. On XX/XX/XXXX and XX/XX/XXXX, the borrower processed payments. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/27/2022
391001470	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: There has been no contact with the borrower in the 12 month review all attempts were unsuccessful. Loan is current.	05/31/2022	05/12/2022
391002014	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower made a payment by phone. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower made a payment by phone. On XX/XX/XXXX, the borrower requested a correction be made to their credit report; the Servicer advised the borrower to submit a dispute in writing. On XX/XX/XXXX, the borrower scheduled a payment and inquired about their credit report issue. On XX/XX/XXXX, a written credit dispute was submitted to the Servicer. On XX/XX/XXXX, the written credit dispute was resolved, and the issue closed. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower called in to make sure their account was current, and any late fees waived. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/16/2022
391000108	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called about a new claim for XXX damages. On XX/XX/XXXX advised to endorse the claims checks and send in the claims packet. On XX/XX/XXXX the borrower argued about claims procedures and stated they never signed anything agreeing to the process. On XX/XX/XXXX the borrower called disputing why they have to send the claims checks to the servicer. Borrower called back stating they do not agree with the claims process. Tried to offer and explanation but borrower was irate. Borrower sent in the checks on XX/XX/XXXX. On XX/XX/XXXX explained the claims process for monitored claims. On XX/XX/XXXX the borrower wants to self repair the property. On XX/XX/XXXX the borrower called to discuss the claim. On XX/XX/XXXX the borrower asked about the balances on the 1098. Borrower dispute the 1098 balances. Explained the beginning and ending balances. No further contact noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A check for XXX damages was received  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The claims checks were approved for endorse and release on XX/XX/XXXX.	05/31/2022	06/15/2022
391000075	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX and XX/XX/XXXX regarding insurance claim. Claim was filed for XXX damage, date of loss XX/XX/XXXX. Borrower received check in the amount of $X.XX. Borrower stated will send in check for endorsement. Servicer advised final inspection will not be required and funds will be released when received. Borrower called XX/XX/XXXX and stated she is set up on bill pay with bank for payment. Insurance claim is still pending as estimate and claim check have not yet been received. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Claim was filed for XXX damage, date of loss XX/XX/XXXX. Borrower received check in the amount of $X.XX. File is pending claim funds and insurance estimate to proceed with claim. No evidence repairs are completed.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/28/2022
391000127	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower inquired about a letter they received from the Servicer. There was no further contact noted. The loan is current and performing. The comments did not provide any further details about the subject property’s XXX repairs or that an insurance claim was either filed or closed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, the borrower stated they needed to file an insurance claim to repair the XXX. The comments did not provide any further details about XXX repairs or evidence that an insurance claim was filed. As of the review date, the status of XXX repairs is unknown.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	04/06/2022
391002206	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact prior to XX/XX/XXXX. On XX/XX/XXXX the servicer called and spoke with borrower who stated will make a payment on XX/XX/XXXX via IVR. On XX/XX/XXXX servicer called and spoke with borrower who processed payment  for XX/XX/XXXX in amount of $X.XX. On XX/XX/XXXX servicer called and spoke with borrower for XXX payment and borrower stated will pay within the grace period and declined to post date payment. On XX/XX/XXXX servicer called and spoke with borrower regarding payment and borrower stated will make payment this month. Borrower declined to schedule payment stating has to get the money together first. On XX/XX/XXXX borrower called in regarding tax bill received and asked if servicer pays. The agent advised they are due to later than XX/XX/XXXX and has not yet been paid. The agent advised borrower to send in the copy so they can have researched. On XX/XX/XXXX the servicer called and spoke with borrower and advised the taxes would be paid out of escrow and did nt need to pay out of pocket. Borrower stated will send in a copy of what he received from tax office. There has been no further contat with borrower. The laon is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Comment dated XX/XX/XXXX reflects POC claim filed. However date filed was not provided.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX reflects los mod booked XX/XX/XXXX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment on XX/XX/XXXX reflects an insurance claim was filed. The cause of loss and date of loss not specified and is a monitored claim and damaged photos have been received. Comment dated XX/XX/XXXX reflects contractor documents missing and letter has been sent. On XX/XX/XXXX borrower emailed servicer and stating have repaired some of the repairs of XXX  and also discovered XXX that must be repaired immediately and would like to have funds released so can continue the repairs. On XX/XX/XXXX borrower sent email advising has hired own qualified contractors and making repairs to exceed code and in XXX a contractors license is not required on jobs under $X.XX and requested payments to be sent to borrower. On XX/XX/XXXX reflects waiting on inspection for next draw. Comment on XX/XX/XXXX email sent to borrower stating a review of the claim was completed and advised of the documents needed and that claim cannot move forward until the items are received. The claim is ongoing.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/26/2022
391002204	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX outbound contact was made with the borrower to discuss the final modification documents. On XX/XX/XXXX the borrower called to discuss the final agreement being rejected. On XX/XX/XXXX the borrower called to make a payment and advised the final modification agreement was re-signed and returned. On XX/XX/XXXX outbound contact was made with the borrower to advise the final modification agreement had been rejected for their signature. On XX/XX/XXXX the borrower called to discuss the signature requirements. On XX/XX/XXXX the borrower called and was advised the modification was again rejected for the signature. On XX/XX/XXXX the borrower called to make a payment and was advised that the agreement was rejected again due to a notary error. On XX/XX/XXXX outbound contact was made with the borrower to discuss using the servicer's mobile notary service. On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX the borrower called to follow up on their copy of the signed modification. On XX/XX/XXXX the borrower called to request a payment history. On XX/XX/XXXX the borrower called to inquire about the escrow analysis. On XX/XX/XXXX the borrower called to dispute the escrow shortage. On XX/XX/XXXX the borrower called to request their copy of the final modification agreement. There was no further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	06/17/2022
391002205	2	[2] Bankruptcy - BK Filed - No evidence POC filed [2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to an inbound call on XX/XX/XXXX. The borrower called to make the payment for XXX. There was no further contact with the borrower as they are in an active chapter XX bankruptcy.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  Case not discharged as of XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/23/2022
391002194	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called to inquire about a letter and the escrow account. On XX/XX/XXXX the borrower called to inquire about making additional payments to the principal balance. On XX/XX/XXXX called with a credit dispute and was advised to submit in writing. On XX/XX/XXXX the borrower called to inquire about a payment increase. On XX/XX/XXXX the borrower called to discuss removing the co-borrower and was advised to request an assumption. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX the borrower called to request a payoff. On XX/XX/XXXX the borrower called to discuss removing the co-borrower and requested a payment history. On XX/XX/XXXX the borrower called to discuss the monthly statement balance. There was no further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	03/24/2022
391002179	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX the borrower called to confirm auto-draft was active and was advised the final modification agreement was received. On XX/XX/XXXX the borrower called to confirm receipt of a payment. On XX/XX/XXXX and XX/XX/XXXX the borrower called to confirm auto-draft was active. There was no further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	10/07/2021
391002197	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no evidence of borrower contact from XX/XX/XXXX through XX/XX/XXXX due to a bankruptcy. The case was dismissed on XX/XX/XXXX. The borrower called on XX/XX/XXXX about the modification agreement they received. The borrower requested a return label in order to send back the agreement. On XX/XX/XXXX the borrower discussed the status of the modification and return label. The borrower stated on XX/XX/XXXX they completed the signing and docs should be back by XX/XX/XXXX. Discussed the modification status on XX/XX/XXXX and XX/XX/XXXX. The modification was processed on XX/XX/XXXX. The foreclosure was closed as of XX/XX/XXXX. On XX/XX/XXXX the borrower called about a fee on their account. The servicer indicated it was a title cost from the mod and the borrower disputed the fee. No further evidence of borrower contact or the dispute being resolved. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/17/2022
391002239	3	[3] There is evidence of property damage. [2] Property is located in a FEMA disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were 6 attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. The borrower made payments on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, 01/XX/XX/XXXX. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, the borrower reported damage to the roof and asked to file an insurance claim. No further details were provided and there is no evidence of completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The property is located in a XXX disaster area affected by XXX as noted on XX/XX/XXXX. (Start date XX/XX/XXXX, expiration date XX/XX/XXXX).	05/31/2022	06/20/2022
391002233	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The comments were extremely limited. There was no evidence of contact from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX, the borrower called stating they filed a claim for XXX damages. The borrower indicated they have a check for about $X.XX. The funds for $X.XX were received. The claim was indicated to be stamp and go. The funds were released to the borrower on XX/XX/XXXX. No sign of complete repairs. No further evidence of contact. There loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On XX/XX/XXXX, the borrower called stating they filed a claim for sewage backup damages. The borrower indicated they have a check for about $X.XX. The funds for $X.XX were received. The claim was indicated to be stamp and go. The funds were released to the borrower on XX/XX/XXXX. No sign of complete repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/17/2022
391002230	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in about paperwork for loan modification was approved but XXX payment was received in XXX prompting a 30 day late. On XX/XX/XXXX borrower called in to get the unapplied balance and will make payment to bring current by end of month. On XX/XX/XXXX borrower called in for due date and was advised XX/XX/XXXX. On XX/XX/XXXX borrower called in regarding payment change. The agent advised due to escrow shortage and the shortage is being spread over 60 months which makes the payment $X.XX. Borrower was advised any extra payments would go to principal. Borrower also stated is being harassed from a company acting like servicer about a payment not being made. The agent reviewed account but borrower hung up. There has been no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/06/2022
391002198	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called to schedule a payment. On XX/XX/XXXX the borrower requested a verification of the mortgage. On XX/XX/XXXX the borrower called to cancel the refinance as they thought it was taking too long. Payment/ was scheduled. On XX/XX/XXXX the borrower called about negative credit reporting and was advised there were no late payments showing. Explained how to dispute. On XX/XX/XXXX a third party called for account information. On XX/XX/XXXX the borrower was informed they are not eligible for refinance nd to seek another lender. On XX/XX/XXXX the borrower complained about the refinance taking too long and a fee that XXX charged for a payoff. On XX/XX/XXXX the borrower called to discuss old fees. On XX/XX/XXXX the borrower rejected the forbearance plan Borrower complained about refinance process and fees On XX/XX/XXXX discussed loss mitigation options On XX/XX/XXXX borrower was contacted for payment. On XX/XX/XXXX explained to the borrower late versus delinquent. No further contact was noted
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	05/31/2022	05/23/2022